Short-Term Investments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Short-term investments USD ($)	Dec. 31, 2012 Short-term investments CNY	Dec. 31, 2011 Short-term investments CNY
Investment [Line Items]
Investments, interest income	$ 2,616	16,301	14,939	580	$ 2,040	12,708	12,961